Financial Risk Management	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Risk Management
25.	Financial Risk Management
The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)	Market risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(i)	Currency risk
The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.
Interest on borrowings is accrued in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD and CNY.
In respect of other monetary assets and liabilities denominated in foreign currencies, the Group adopts policies to ensure that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. Meanwhile, the Group entered into cross currency interest rate swap contracts to hedge currency risk with respect to foreign currency borrowings and bonds.

i)	Exposure to currency risk
The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2019 and 2020 are as follows:

(In millions)	December 31, 2019
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,594	68	8,360	33	5	25	28,663
Trade accounts and notes receivable	2,485	19	550	—	—	—	—
Non-trade receivables	276	455	230	3	2	—	13,131
Other assets denominated in foreign currencies	29	526	5,668	369	5	503	4,032
Trade accounts and notes payable	(628)	(9,043)	(2,289)	—	—	—	(291,891)
Other accounts payable	(488)	(12,396)	(3,239)	(4)	(10)	—	(786,356)
Financial liabilities	(4,255)	—	(20,436)	—	—	—	—

	(987)	(20,371)	(11,156)	401	2	528	(1,032,421)

Cross currency interest rate swap contracts	2,085	—	—	—	—	—	—

Net exposure	1,098	(20,371)	(11,156)	401	2	528	(1,032,421)

(In millions)	December 31, 2020
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP
Cash and cash equivalents	1,795	164	13,382	34	7	4	33,843	—
Trade accounts and notes receivable	3,093	13	585	—	—	—	—	—
Non-trade receivables	52	93	222	3	6	—	9,773	—
Other assets denominated in foreign currencies	—	208	51	6	1	—	4,586	—
Trade accounts and notes payable	(1,948)	(9,831)	(2,037)	—	—	—	(357,149)	—
Other accounts payable	(268)	(6,239)	(2,018)	(4)	(8)	—	(997,204)	(2)
Financial liabilities	(4,294)	—	(27,825)	—	—	—	—	—

	(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Cross currency interest rate swap contracts	2,225	—	—	—	—	—	—	—

Net exposure	655	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Average exchange rates applied for the years ended December 31, 2018, 2019 and 2020 and the exchange rates at December 31, 2019 and 2020 are as follows:

(In won)
	Average rate				Reporting date spot rate
	2018		2019	2020	December 31, 2019	December 31, 2020
USD	~~W~~	1,100.21	1,165.46	1,180.46	1,157.80	1,088.00
JPY		9.96	10.70	11.05	10.63	10.54
CNY		166.41	168.56	170.90	165.74	166.96
TWD		36.51	37.74	40.07	38.48	38.67
EUR		1,298.53	1,304.52	1,345.71	1,297.43	1,338.24
PLN		304.87	303.62	302.95	304.87	292.02
VND		0.0478	0.0502	0.0508	0.0500	0.0471
GBP		1,100.30	1,487.46	1,513.48	1,420.32	1,482.40

ii)	Sensitivity analysis
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2019 and 2020, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2019			December 31, 2020
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	23,570	105,398	12,438	73,186
JPY (5 percent weakening)		(8,397)	(6,418)	(6,250)	(5,194)
CNY (5 percent weakening)		(92,454)	11	(147,294)	93
TWD (5 percent weakening)		772	—	75	—
EUR (5 percent weakening)		221	(278)	250	377
PLN (5 percent weakening)		8,036	28	43	43
VND (5 percent weakening)		(1,871)	(1,871)	(2,230)	(2,230)
GBP (5 percent weakening)		—	—	(107)	(107)
A stronger won against the above currencies as of December 31, 2019 and 2020 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii)	Interest rate risk
Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rate and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rates and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 1,925 million (
~~W~~
2,094,400 million) and interest rate swap contracts amounting to
~~W~~
170,000 million in notional amount to hedge interest rate risk with respect to variable interest bearing borrowings.

i)	Profile
The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2019 and 2020 is as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Fixed rate instruments
Financial assets	~~W~~	3,414,838	4,296,823
Financial liabilities		(6,066,554)	(5,875,729)

	~~W~~	(2,651,716)	(1,578,906)

Variable rate instruments
Financial liabilities	~~W~~	(7,414,336)	(8,193,085)

ii)	Equity and profit or loss sensitivity analysis for variable rate instruments
For the years ended December 31, 2019 and 2020 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2019
Variable rate instruments(*)	~~W~~	(38,774)	38,774	(38,774)	38,774

December 31, 2020
Variable rate instruments(*)	~~W~~	(45,352)	45,352	(45,352)	45,352

(*)	Financial instruments related to non-hedging interest rate swap are excluded.

(b)	Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.
The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, do not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.
The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.
In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	3,336,003	4,217,943
Deposits in banks		78,768	78,663
Trade accounts and notes receivable, net		3,154,080	3,517,512
Non-trade receivables		463,614	140,616
Accrued income		10,434	3,864
Deposits		31,036	30,947
Short-term loans		21,623	28,491
Long-term loans		40,827	13,899
Long-term non-trade receivables		9,072	—
Lease receivables		27,794	22,262

	~~W~~	7,173,251	8,054,197

Financial assets at fair value through profit or loss
Convertible securities	~~W~~	1,544	2,377
Derivatives		49,676	9,363

	~~W~~	51,220	11,740

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	72

	~~W~~	7,224,547	8,066,009

Trade accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivables are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

(c)	Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt instruments, equity-linked and other debt instruments. In addition, the Group maintains a line of credit with various banks.
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2020.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	11,296,898	12,201,452	1,672,931	942,835	2,753,807	6,375,984	455,895
Bonds		2,771,916	2,786,822	327,489	551,540	1,379,750	435,757	92,286
Trade accounts and notes payable		3,779,290	3,779,290	3,660,788	118,502	—	—	—
Other accounts payable		1,703,791	1,703,791	1,703,791	—	—	—	—
Other accounts payable (enterprise procurement cards)(*)		1,078,150	1,078,150	473,511	604,639	—	—	—
Long-term other accounts payable		30	30	—	—	30	—	—
Security deposits received		12,539	12,539	—	1,430	10,920	189	—
Lease liabilities		83,431	90,132	25,150	14,284	19,779	22,181	8,738
Derivative financial liabilities
Derivatives	~~W~~	167,625	153,487	26,332	22,861	39,277	65,017	—

	~~W~~	20,893,670	21,805,693	7,889,992	2,256,091	4,203,563	6,899,128	556,919

(*)
Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2020 is as follows:

(In millions of won)
	January 1, 2020		Change (Cash flows from operation activities)	December 31, 2020
Other accounts payable (enterprise procurement cards)	~~W~~	2,353,355	(1,275,205)	1,078,150
It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)	Capital management
Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2019		December 31, 2020
Total liabilities	~~W~~	23,086,282	22,334,584
Total equity		12,488,281	12,736,939
Cash and deposits in banks (*1)		3,414,760	4,296,751
Borrowings (including bonds)		13,480,889	14,068,814
Total liabilities to equity ratio		185%	175%
Net borrowings to equity ratio (*2)		81%	77%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

(e)	Determination of fair value

(i)	Measurement of fair value
A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i)	Current assets and liabilities
The carrying amounts approximate their fair value because of the short maturity of these instruments.

ii)	Trade receivables and other receivables
The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of current receivables approximate their fair value.

iii)	Investments in equity and debt instruments
The fair value of marketable financial assets at FVTPL and at FVOCI is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable
instruments is determined using the results of fair value assessment performed by external valuation institutions and others.

iv)	Non-derivative financial liabilities
Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

(ii)	Fair values versus carrying amounts
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019			December 31, 2020
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	3,336,003	(*)	4,218,099	(*)
Deposits in banks		78,768	(*)	78,663	(*)
Trade accounts and notes receivable		3,154,080	(*)	3,517,512	(*)
Non-trade receivables		463,614	(*)	140,616	(*)
Accrued income		10,434	(*)	3,864	(*)
Deposits		31,036	(*)	30,947	(*)
Short-term loans		21,623	(*)	28,491	(*)
Long-term loans		40,827	(*)	13,899	(*)
Long-term non-trade receivables		9,072	(*)	—	(*)
Lease receivables		27,794	(*)	22,262	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	9,879	9,879	13,223	13,223
Convertible securities		1,544	1,544	2,377	2,377
Derivatives		49,676	49,676	9,363	9,363
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	76	72	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	20,592	20,592	167,625	167,625
Convertible bonds		858,385	858,385	861,675	861,675
Financial liabilities carried at amortized cost
Borrowings	~~W~~	10,329,671	10,394,498	11,296,898	11,328,418
Bonds		2,292,833	2,345,867	1,910,241	1,923,517
Trade accounts and notes payable		2,618,261	(*)	3,779,290	(*)
Other accounts payable		4,397,121	(*)	2,781,941	(*)
Long-term other accounts payable		1,069	(*)	30	(*)
Security deposits received		11,000	(*)	12,539	(*)
Lease liabilities		88,512	(*)	83,431	(*)

(*)	Excluded from disclosures as the carrying amount approximates fair value.
.

(iii)	Fair values of financial assets and liabilities

i)	Fair value hierarchy
Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: inputs for the asset or liability that are not based on observable market data

ii)	Financial instruments measured at fair value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2019
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	9,879	9,879
Convertible securities		—	—	1,544	1,544
Derivatives		—	—	49,676	49,676
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	76	—	—	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	20,592	20,592
Convertible bonds		858,385	—	—	858,385

(In millions of won)
	December 31, 2020
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,223	13,223
Convertible securities		—	—	2,377	2,377
Derivatives		—	—	9,363	9,363
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	72	—	—	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	167,625	167,625
Convertible bonds		861,675	—	—	861,675

iii)	Financial instruments not measured at fair value but for which the fair value is disclosed
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2019 and December 31, 2020 are as follows:

(In millions of won)	December 31, 2019				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	10,394,498	Discounted cash flow	Discount rate
Bonds		—	—	2,345,867	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2020				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	11,328,418	Discounted cash flow	Discount rate
Bonds		—	—	1,923,517	Discounted cash flow	Discount rate

iv)	The interest rates applied for determination of the above fair value as of December 31, 2019 and 2020 are as follows:

	December 31, 2019	December 31, 2020
Borrowings, bonds and others	1.87~3.56%	2.15~4.46%